RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of number of shares and the value of the shares issued
Shareholder	No. of Shares	Estimated Value
Paul Parliament	500,000	$75,000
Lewis Georges	500,000	75,000
Christian Quilliam	5,000,000	750,000
New Vision Financial, Ltd.	2,000,000	300,000
Allan Breitkreuz	3,000,000	450,000
Bisell Investments, Inc.	2,000,000	300,000
Denise Quilliam	4,000,000	600,000

Total	17,000,000	$3,150,000

Summary of options that were cancelled
Pierre Quilliam	1,800,000
Denise Quilliam	1,325,000
Christian Quilliam	1,700000
Thomas C. Ridenour	1,700000
Allan Breitkreuz	1,700000
Pascale Tutt	375,000
Total	8,600,000

Summary of the key terms of the employment or consulting agreements and the bonus shares issued
Consultant	Compensation	Term	Bonus Shares	Value of Bonus Shares

Pascale Quilliam	$150,000/year	5 years	500,000	75,000
Pierre Quilliam	$250,000/year	5 years	-	-
Thomas C. Ridenour	$185,000/year	5 years	3,000,000	450,000
Q-Prompt, Inc.	None	5 years	1,000,000	150,000

Total:			4,500,000	$675,000